Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2023	2022
Cash deposits	$404.2	$541.4
Term deposits	890.9	655.1
	$1,295.1	$1,196.5